Statements of changes in equity - AUD ($)	Total	Contributed equity [member]	Other Contributed equity [member]	Reserves [member]	Accumulated Losses [member]	Non-controlling interests [member]
Beginning Balance (Previously stated [member]) at Jun. 30, 2018	$ 19,242,000	$ 31,576,000	$ 464,000	$ 1,843,000	$ (14,641,000)
Beginning Balance (Increase (decrease) due to changes in accounting policy [member]) at Jun. 30, 2018				37,000	(37,000)
Beginning Balance at Jun. 30, 2018	19,242,000	31,576,000	464,000	1,880,000	(14,678,000)
Loss after income tax expense for the year	(10,270,000)				(10,270,000)
Other comprehensive income for the year, net of tax	(89,000)			(89,000)
Total comprehensive income for the year	(10,359,000)			(89,000)	(10,270,000)
Transactions with owners in their capacity as owners:
Share issue costs	(340,000)	(340,000)
Transfers
Share based payment	246,000			246,000
Issue of shares	5,406,000	5,406,000
Ending balance at Jun. 30, 2019	14,195,000	36,641,519	464,000	2,037,000	(24,948,000)
Loss after income tax expense for the year	(12,467,466)				(12,467,000)
Other comprehensive income for the year, net of tax	(4,000)			(4,000)
Total comprehensive income for the year	(12,471,000)			(4,000)	(12,467,000)
Transactions with owners in their capacity as owners:
Share issue costs	(833,000)	(833,000)
Transfers
Conversion of convertible note
Employee share-based payment options
Share based payment	262,000			262,000
Issue of shares	12,972,000	12,972,000
Expired options				(1,230,000)	1,230,000
Ending balance at Jun. 30, 2020	14,125,000	48,781,214	464,000	1,066,000	(36,186,000)
Loss after income tax expense for the year	(8,421,960)				(8,422,000)
Other comprehensive income for the year, net of tax	2,000			2,000
Total comprehensive income for the year	(8,420,000)			2,000	(8,422,000)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	32,909,000	32,909,000
Share issue costs	(1,673,000)	(1,673,000)
Transfers
Conversion of convertible note
Employee share-based payment options
Share based payment	637,000			637,000
Issue of shares	273,000	273,000		(80,000)	80,000
Expired options				(323,000)	323,000
Ending balance at Jun. 30, 2021	$ 37,851,000	$ 80,290,062	$ 464,000	$ 1,301,000	$ (44,204,000)